Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Preferred stock, shares authorized	20,000,000	20,000,000	10,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	9,715,443	9,715,443	9,715,443
Preferred stock, shares outstanding	9,715,443	9,715,443	9,715,443
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	31,230,318	17,459,752	3,116,901
Common stock, shares outstanding	31,230,318	17,459,752	3,116,901